Note 11 - Earnings (Loss) Per Share - Calculation of Basic and Diluted Income (Loss) Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Weighted average number of common shares used as the denominator in calculating basic earnings per share (in shares)	35,529,192	35,529,192	35,529,192
Adjustments for calculation of diluted earnings per share:
Options (in shares)	3,605,000
Weighted average number of common shares and potential common shares used as the denominator in calculating diluted earnings per share (in shares)	39,134,192	35,529,192	35,529,192
Basic earnings (loss) per share (in CAD per share)	$ 0	$ 0	$ (0.18)
Diluted earnings (loss) per share (in CAD per share)	$ 0	$ 0	$ (0.18)